Consolidated Balance Sheets (Parenthetical)(PRC Domestic Entities USD ($)) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred revenue	$ 28,284	$ 19,891
Accrued expenses and other liabilities	57,380	43,170
Customers' refundable fees	10,418	8,926
Income tax payable	95	12,287
Other non-current liabilities	$ 7	$ 0